Columbia Convertible Securities Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.3%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c),(d)	102,487	2,295,709
Total Energy		2,295,709
Financials 0.1%
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(d)	21,161,130	952,251
Total Financials		952,251
Total Common Stocks (Cost $2,797,725)		3,247,960

Convertible Bonds 87.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.7%
Astronics Corp.(e),(f)
03/15/2030	5.500%	5,000,000	5,413,694
Axon Enterprise, Inc.
12/15/2027	0.500%	3,500,000	9,907,812
Rocket Lab USA, Inc.(e)
02/01/2029	4.250%	1,000,000	5,400,625
Total			20,722,131
Airlines 0.5%
JetBlue Airways Corp.(e)
09/01/2029	2.500%	5,500,000	6,458,579
Automotive 2.0%
Ford Motor Co.(g)
03/15/2026	0.000%	12,000,000	11,891,603
Rivian Automotive, Inc.
10/15/2030	3.625%	15,000,000	13,060,125
Total			24,951,728
Banking 1.0%
Barclays Bank PLC
02/16/2029	1.000%	12,500,000	12,646,546
Brokerage/Asset Managers/Exchanges 1.6%
Coinbase Global, Inc.(e)
04/01/2030	0.250%	16,000,000	19,464,969
Cable and Satellite 1.5%
Liberty Broadband Corp.(e)
03/31/2053	3.125%	9,000,000	9,148,462
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Media Corp.-Liberty Formula One
08/15/2027	2.250%	8,000,000	9,391,508
Total			18,539,970
Consumer Cyclical Services 3.4%
Alarm.com Holdings, Inc.(e)
06/01/2029	2.250%	9,000,000	9,184,519
Trip.com Group Ltd.(e)
06/15/2029	0.750%	10,500,000	12,374,293
Uber Technologies, Inc.(e)
12/01/2028	0.875%	17,000,000	20,334,540
Total			41,893,352
Consumer Products 0.6%
Spectrum Brands, Inc.(e)
06/01/2029	3.375%	7,500,000	7,581,750
Diversified Manufacturing 1.4%
Advanced Energy Industries, Inc.
09/15/2028	2.500%	9,000,000	9,775,298
Bloom Energy Corp.
06/01/2028	3.000%	4,640,000	7,543,248
Total			17,318,546
Electric 6.0%
Duke Energy Corp.
04/15/2026	4.125%	13,500,000	14,338,157
FirstEnergy Corp.
05/01/2026	4.000%	12,000,000	12,312,085
PG&E Corp.(e)
12/01/2027	4.250%	11,000,000	12,367,175
PNM Resources, Inc.(e)
06/01/2054	5.750%	8,500,000	9,827,965
PPL Capital Funding, Inc.
03/15/2028	2.875%	8,000,000	8,696,514
Southern Co. (The)(e)
06/15/2027	4.500%	16,000,000	17,275,657
Total			74,817,553
Finance Companies 1.5%
SoFi Technologies, Inc.(e)
03/15/2029	1.250%	5,000,000	9,351,500
Upstart Holdings, Inc.(e)
11/15/2030	1.000%	9,000,000	9,856,710
Total			19,208,210

Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.6%
Post Holdings, Inc.
08/15/2027	2.500%	6,000,000	7,301,642
Health Care 6.1%
Dexcom, Inc.
05/15/2028	0.375%	13,500,000	12,059,083
Exact Sciences Corp.(e)
04/15/2031	1.750%	13,500,000	12,832,931
Insulet Corp.
09/01/2026	0.375%	7,830,000	9,984,560
Integer Holdings Corp.
02/15/2028	2.125%	4,000,000	6,722,300
Lantheus Holdings, Inc.
12/15/2027	2.625%	5,000,000	6,659,209
LivaNova USA, Inc.(e)
03/15/2029	2.500%	11,500,000	12,006,000
Merit Medical Systems, Inc.(e)
02/01/2029	3.000%	4,500,000	6,005,718
Repligen Corp.(e)
12/15/2028	1.000%	8,500,000	8,874,850
Total			75,144,651
Healthcare REIT 1.7%
Welltower OP LLC(e)
07/15/2029	3.125%	18,000,000	21,652,497
Home Construction 0.7%
Meritage Homes Corp.(e)
05/15/2028	1.750%	8,000,000	8,620,000
Independent Energy 1.3%
Northern Oil and Gas, Inc.
04/15/2029	3.625%	12,500,000	16,173,699
Leisure 3.2%
Live Nation Entertainment, Inc.
01/15/2029	3.125%	10,500,000	14,982,983
NCL Corp Ltd.
08/01/2025	5.375%	6,500,000	9,724,000
NCL Corp., Ltd.
02/15/2027	2.500%	14,000,000	14,980,000
Total			39,686,983
Media and Entertainment 1.6%
fuboTV, Inc.
02/15/2026	3.250%	8,000,000	6,180,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Snap, Inc.(e)
05/01/2030	0.500%	15,000,000	13,233,550
Total			19,413,550
Metals and Mining 1.0%
Centrus Energy Corp.(e)
11/01/2030	2.250%	3,500,000	4,105,150
MP Materials Corp.(e)
03/01/2030	3.000%	7,000,000	8,582,700
Total			12,687,850
Oil Field Services 0.6%
Nabors Industries, Inc.
06/15/2029	1.750%	9,000,000	6,845,400
Other Financial Institutions 1.7%
Core Scientific, Inc.(e)
09/01/2029	3.000%	4,000,000	7,381,840
Encore Capital Group, Inc.
03/15/2029	4.000%	6,000,000	6,099,931
MARA Holdings, Inc.(e),(g)
03/01/2030	0.000%	6,000,000	7,663,229
Total			21,145,000
Other REIT 2.4%
Digital Realty Trust LP(e)
11/15/2029	1.875%	12,000,000	12,853,544
Rexford Industrial Realty LP(e)
03/15/2029	4.125%	8,800,000	8,685,600
Starwood Property Trust, Inc.
07/15/2027	6.750%	8,000,000	8,540,620
Total			30,079,764
Pharmaceuticals 7.9%
Alnylam Pharmaceuticals, Inc.
09/15/2027	1.000%	7,000,000	7,739,029
ANI Pharmaceuticals, Inc.(e)
09/01/2029	2.250%	6,000,000	6,176,250
BridgeBio Pharma, Inc.
02/01/2029	2.250%	12,000,000	10,326,000
Cytokinetics, Inc.
07/01/2027	3.500%	4,500,000	5,663,856
Esperion Therapeutics, Inc.
11/15/2025	4.000%	6,000,000	5,737,500
Halozyme Therapeutics, Inc.
08/15/2028	1.000%	9,000,000	9,749,735
Insmed, Inc.
06/01/2028	0.750%	4,000,000	9,387,269
Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ionis Pharmaceuticals, Inc.
06/15/2028	1.750%	10,500,000	10,375,312
Jazz Investments I Ltd.(e)
09/15/2030	3.125%	10,000,000	10,755,247
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,700,000	6,090,200
Pacira BioSciences, Inc.(e)
05/15/2029	2.125%	7,500,000	6,077,250
Sarepta Therapeutics, Inc.
09/15/2027	1.250%	8,370,000	9,667,003
Total			97,744,651
Retail REIT 0.8%
Federal Realty OP LP(e)
01/15/2029	3.250%	9,000,000	9,340,348
Retailers 2.7%
Burlington Stores, Inc.
12/15/2027	1.250%	5,000,000	7,417,128
Etsy, Inc.
06/15/2028	0.250%	15,130,000	12,409,704
Farfetch Ltd.(h)
05/01/2027	0.000%	11,880,000	118,800
Wayfair, Inc.
09/15/2027	3.250%	12,000,000	13,143,212
Total			33,088,844
Technology 33.9%
Akamai Technologies, Inc.
02/15/2029	1.125%	16,000,000	15,562,970
Ascendis Pharma A/S
04/01/2028	2.250%	5,900,000	6,486,460
Bandwidth, Inc.
04/01/2028	0.500%	8,000,000	6,346,400
Bentley Systems, Inc.
07/01/2027	0.375%	14,000,000	12,788,664
BigCommerce Holdings, Inc.
10/01/2026	0.250%	11,000,000	9,759,200
Bill.com Holdings, Inc.(g)
04/01/2027	0.000%	20,000,000	17,600,000
Box, Inc.(e)
09/15/2029	1.500%	9,000,000	9,216,000
Cerence, Inc.
07/01/2028	1.500%	13,500,000	9,002,466
Datadog, Inc.
06/15/2025	0.125%	6,323,000	10,483,652
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dropbox, Inc.(g)
03/01/2028	0.000%	12,000,000	11,857,500
Evolent Health, Inc.(e)
12/01/2029	3.500%	8,000,000	7,034,400
Global Payments, Inc.(e)
03/01/2031	1.500%	18,000,000	18,171,749
Guidewire Software, Inc.(e)
11/01/2029	1.250%	8,500,000	8,961,800
indie Semiconductor, Inc.(e)
11/15/2027	4.500%	6,420,000	6,237,547
Lumentum Holdings, Inc.
06/15/2028	0.500%	23,637,000	23,093,349
Microchip Technology, Inc.(e)
06/01/2030	0.750%	12,000,000	11,364,405
MicroStrategy, Inc.(e),(g)
12/01/2029	0.000%	40,000,000	37,824,427
MKS Instruments, Inc.(e)
06/01/2030	1.250%	9,000,000	9,169,822
Nutanix, Inc.
10/01/2027	0.250%	5,000,000	6,333,983
ON Semiconductor Corp.
03/01/2029	0.500%	16,000,000	15,794,759
OSI Systems, Inc.(e)
08/01/2029	2.250%	9,000,000	10,026,000
Parsons Corp.(e)
03/01/2029	2.625%	10,000,000	11,922,081
Penguin Solutions, Inc.(e)
08/15/2030	2.000%	6,500,000	6,182,911
Rapid7, Inc.
03/15/2029	1.250%	13,500,000	13,052,813
Repay Holdings Corp.(e)
07/15/2029	2.875%	6,500,000	6,193,800
Seagate HDD
06/01/2028	3.500%	7,500,000	10,028,994
Snowflake, Inc.(e),(g)
10/01/2029	0.000%	13,500,000	17,590,911
Synaptics, Inc.(e)
12/01/2031	0.750%	12,000,000	12,549,837
Tyler Technologies, Inc.
03/15/2026	0.250%	7,000,000	9,140,487
Varonis Systems, Inc.(e)
09/15/2029	1.000%	8,500,000	8,507,574
Vertex, Inc.(e)
05/01/2029	0.750%	7,000,000	11,230,180
Vishay Intertechnology, Inc.
09/15/2030	2.250%	12,000,000	11,239,010

Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Digital Corp.
11/15/2028	3.000%	11,000,000	16,947,764
Workiva, Inc.
08/15/2028	1.250%	10,000,000	10,056,244
Zscaler, Inc.
07/01/2025	0.125%	8,570,000	12,004,919
Total			419,763,078
Transportation Services 0.2%
Hertz Corp. (The)(e),(i)
07/15/2029	8.000%	2,275,000	2,534,519
Total Convertible Bonds (Cost $1,023,938,243)			1,084,825,810

Convertible Preferred Stocks 10.7%
Issuer		Shares	Value ($)
Financials 4.0%
Banks 2.0%
Bank of America Corp.(j)	7.250%	19,648	24,451,936
Capital Markets 1.0%
Ares Management Corp.	6.750%	225,000	12,458,250
Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	135,000	12,399,054
Total Financials			49,309,240
Health Care 0.5%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	85,000	5,931,034
Total Health Care			5,931,034
Industrials 2.2%
Aerospace & Defense 1.5%
Boeing Co. (The)	6.000%	350,000	18,970,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Machinery 0.7%
Chart Industries, Inc., ADR	6.750%	125,000	8,970,889
Total Industrials			27,940,889
Information Technology 1.0%
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	7.625%	195,000	12,013,370
Total Information Technology			12,013,370
Materials 0.9%
Chemicals 0.9%
Albemarle Corp.	7.250%	220,000	10,681,000
Total Materials			10,681,000
Utilities 2.1%
Electric Utilities 2.1%
Nextera Energy, Inc.	7.234%	320,000	15,651,200
NextEra Energy, Inc.	7.299%	200,000	10,424,892
Total			26,076,092
Total Utilities			26,076,092
Total Convertible Preferred Stocks (Cost $115,982,047)			131,951,625

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(k),(l)	15,400,596	15,397,516
Total Money Market Funds (Cost $15,396,803)		15,397,516
Total Investments in Securities (Cost: $1,158,114,818)		1,235,422,911
Other Assets & Liabilities, Net		2,113,530
Net Assets		1,237,536,441
Columbia Convertible Securities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $3,247,960, which represents 0.26% of total net assets.

(b)	Non-income producing investment.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $2,295,709, which represents 0.19% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	102,487	358,010	2,295,709

(d)	Valuation based on significant unobservable inputs.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $513,605,105, which represents 41.50% of total net assets.

(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Represents a security in default.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Perpetual security with no specified maturity date.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	22,985,286	290,589,726	(298,177,581)	85	15,397,516	(1,523)	669,386	15,400,596
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Convertible Securities Fund  | 2024

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